Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013